DEFERRED TAX ASSETS AND INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of pretax income (loss)
	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)

British Virgin Islands	(2,446)	(14,939)	(5,886)	(6,592)
United States of America	(300)	(1,833)	(528)	3,171
The People’s Republic of China	21,052	128,581	125,614	106,277

	18,306	111,809	119,200	102,856

Schedule of provision for income taxes attributable to income before taxes
	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,221)	(19,673)	(21,066)	(15,058)
US	-	-	(12)	(1,358)
Deferred
US	-	-	-	-
Non-US	429	2,622	4,499	2,053
	(2,792)	(17,051)	(16,579)	(14,363)

Schedule of deferred tax assets and deferred tax liabilities
	2014	2014	2013
	US$	RMB	RMB
		(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	1,864	11,402	9,785
Inventories	387	2,370	1,562
Deferred expenses	264	1,616	1,573
	2,515	15,388	12,920
Non-Current
Depreciation	59	362	208
Total deferred tax assets-China	2,574	15,750	13,128
Deferred tax assets-USA	-		-
Total deferred Tax assets	2,574	15,750	13,128

Deferred tax liabilities-China	-		-
Deferred tax liabilities-USA
Current
Depreciation	-	-	-
Non-Current	-	-	-
Total deferred tax liabilities	-	-	-

Net deferred tax assets	2,574	15,750	13,128

Schedule of reconciliation of income tax
	2014	2014	2013	2012
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,586	28,012	25,070	25,655
Impact of tax holiday and benefit of companies in China	(1,794)	(10,961)	(9,094)	(11,858)
Effect of difference between the PRC and USA tax rate		-	603	566
	2,792	17,051	16,579	14,363